Intangible Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible Assets
17.	Intangible Assets

(1)	Intangible assets as of December 31, 2022 and 2021 are as follows:

(In millions of won)	December 31, 2022
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦	3,767,590	(1,499,158)	(186,000)	2,082,432
Land usage rights		59,389	(58,165)	—	1,224
Industrial rights		94,238	(30,068)	(12,378)	51,792
Development costs		14,497	(14,213)	—	284
Facility usage rights		157,651	(142,654)	—	14,997
Customer relations		505,063	(204,882)	—	300,181
Club memberships(*2)		116,401	—	(24,430)	91,971
Other(*3)		4,627,565	(3,839,030)	(6,506)	782,029

	￦	9,342,394	(5,788,170)	(229,314)	3,324,910

(In millions of won)	December 31, 2021
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦	7,221,735	(4,476,046)	(186,000)	2,559,689
Land usage rights		48,318	(45,586)	—	2,732
Industrial rights		92,332	(36,342)	(36)	55,954
Development costs		34,393	(34,193)	—	200
Facility usage rights		156,062	(138,188)	—	17,874
Customer relations		507,581	(180,324)	—	327,257
Club memberships(*2)		113,300	—	(24,806)	88,494
Other(*3)		4,347,971	(3,524,002)	(6,400)	817,569

	￦	12,521,692	(8,434,681)	(217,242)	3,869,769

(*1)
The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for ￦227,200 million, ￦547,800 million and ￦411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.

(*2)	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.

(*3)	Other intangible assets primarily consist of computer software and others.

(2)	Changes in intangible assets for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impairment(*1)	Business combination(*2)	Ending balance
Frequency usage rights	￦	2,559,689	—	—	—	(477,257)	—	—	2,082,432
Land usage rights		2,732	—	—	—	(1,508)	—	—	1,224
Industrial rights		55,954	13,428	(823)	(103)	(4,324)	(12,343)	3	51,792
Development costs		200	—	—	—	(573)	—	657	284
Facility usage rights		17,874	1,396	(2)	252	(4,523)	—	—	14,997
Customer relations		327,257	—	—	—	(27,076)	—	—	300,181
Club memberships(*1)		88,494	9,926	(7,113)	—	—	(725)	1,389	91,971
Other(*2)		817,569	108,144	(380)	189,075	(342,776)	(16)	10,413	782,029

	￦	3,869,769	132,894	(8,318)	189,224	(858,037)	(13,084)	12,462	3,324,910

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦13,084 million as impairment loss for the year ended December 31, 2022.

(*2)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company.

(In millions of won)
	2021
	Beginning balance		Acquisition	Disposal	Transfer	Amorti- zation (*1)	Reversal (Impairment) (*2)	Business Combina- tion(*3)	Spin-off	Ending balance
Frequency usage rights	￦	1,932,765	1,145,999	—	—	(519,075)	—	—	—	2,559,689
Land usage rights		4,720	175	(76)	—	(2,087)	—	—	—	2,732
Industrial rights		71,442	5,158	(8)	390	(6,377)	(36)	—	(14,615)	55,954
Development costs		9,364	1,279	(150)	—	(3,210)	—	—	(7,083)	200
Facility usage rights		21,880	1,690	(21)	328	(6,003)	—	—	—	17,874
Customer relations		919,863	4,854	(461)	—	(53,342)	—	4,705	(548,362)	327,257
Club memberships		106,865	6,518	(9,925)	—	—	653	—	(15,617)	88,494
Brands		374,096	—	—	—	—	—	—	(374,096)	—
Other		995,199	80,713	(4,580)	276,890	(421,213)	(111)	5,059	(114,388)	817,569

	￦	4,436,194	1,246,386	(15,221)	277,608	(1,011,307)	506	9,764	(1,074,161)	3,869,769

(*1)	Includes amounts related to discontinued operations.

(*2)
The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦147 million as impairment loss and ￦653 million as reversal of impairment loss, respectively, for the year ended December 31, 2021.

(*3)	Includes assets acquired from the acquisition of YLP Co., Ltd. and another company by Tmap Mobility Co., Ltd., and Rokmedia Co., Ltd. by Onestore Co., Ltd.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021(*)	2020(*)
Research and development costs expensed as incurred	￦	340,864	406,672	416,445

(*)	Includes amounts related to discontinued operations.

(4)	Details of frequency usage rights as of December 31, 2022 are as follows:

(In millions of won)
	As of December 31, 2022
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	153,704	LTE service	Jul. 2021	Jun. 2026
1.8GHz license		414,317	LTE service	Dec. 2021	Dec. 2026
2.6GHz license		485,670	LTE service	Sep. 2016	Dec. 2026
2.1GHz license		311,381	W-CDMA and LTE service	Dec. 2021	Dec. 2026
3.5GHz license		712,594	5G service	Apr. 2019	Nov. 2028
28GHz license		4,766	5G service	Jan. 2021	May. 2023

	￦	2,082,432